Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.05%
FNMA%%	6.00%	1-15-2055	$13,460,000	$13,522,042
FNMA%%	6.50	1-15-2055	16,645,000	16,988,303
GNMA%%	5.00	1-15-2055	2,630,000	2,551,203
GNMA%%	5.50	1-15-2055	5,000,000	4,958,665
GNMA%%	6.00	1-15-2055	16,495,000	16,603,248
GNMA%%	6.50	1-15-2055	30,520,000	31,042,624
Total agency securities (Cost $85,984,382)				85,666,085
Asset-backed securities: 8.58%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	412,414	419,942
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	687,263	569,166
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.02	4-15-2031	500,000	500,706
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	97,491	94,411
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	276,694	253,533
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	148,322	144,891
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	700,000	690,641
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	5.63	8-19-2038	668,105	663,666
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	1,067,000	1,017,955
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.23	4-20-2034	1,000,000	995,548
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,500,000	1,539,049
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,031,375	913,408
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	56,397
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	790,000	773,613
Driven Brands Funding LLC Series 2019-2A Class A2144A	3.98	10-20-2049	324,476	316,701
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	462,579	464,290
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	310,267	314,296
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	180,000	186,107
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	336,816	341,578
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.31	11-16-2036	1,000,000	994,584
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	232,062	227,310
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	463,181	464,351
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	286,725
MNR ABS Issuer I LLC‡	8.12	12-15-2038	230,429	233,309
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	902,737	916,440
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,500,000	1,346,591
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	54,773	55,022
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	161,485
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	1,000,000	1,000,920
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	460,539	468,694
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12%	11-25-2053	$1,231,342	$1,259,528
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	1,500,000	1,533,889
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	941,593
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	161,545	158,547
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19	6-20-2053	496,042	505,044
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	1,500,000	1,505,658
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	677,250	615,171
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	1,500,000	1,537,231
Total asset-backed securities (Cost $24,772,635)				24,467,990

	Shares
Common stocks: 0.11%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA†	1,285	1,457
Energy: 0.10%
Independent power and renewable electricity producers: 0.10%
Enviva Equity†	16,752	279,557
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Utilities: 0.01%
Independent power and renewable electricity producers: 0.01%
Vistra Corp.	152	20,956
Total common stocks (Cost $531,902)		301,970

			Principal
Corporate bonds and notes: 24.97%
Basic materials: 0.77%
Chemicals: 0.70%
LYB International Finance III LLC	5.50	3-1-2034	$1,300,000	1,275,204
Westlake Corp.	1.63	7-17-2029	750,000	724,751
				1,999,955
Iron/steel: 0.07%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	200,000	196,422
See accompanying notes to portfolio of investments
2 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 3.24%
Advertising: 0.13%
Clear Channel Outdoor Holdings, Inc.144A	9.00%	9-15-2028	$350,000	$366,529
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,620
				371,149
Internet: 1.07%
Arches Buyer, Inc.144A	6.13	12-1-2028	425,000	379,426
Booking Holdings, Inc.	4.13	5-12-2033	1,000,000	1,091,753
Cablevision Lightpath LLC144A	5.63	9-15-2028	330,000	306,125
MercadoLibre, Inc.	3.13	1-14-2031	750,000	649,872
Uber Technologies, Inc.144A	4.50	8-15-2029	640,000	618,936
				3,046,112
Media: 1.66%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	875,000	709,879
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	275,000	176,910
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	775,000	515,866
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	500,000	509,663
CSC Holdings LLC144A	5.50	4-15-2027	300,000	268,500
DISH Network Corp.144A	11.75	11-15-2027	355,000	376,013
Nexstar Media, Inc.144A	5.63	7-15-2027	400,000	390,142
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	1,180,000	1,126,192
Sirius XM Radio LLC144A	5.50	7-1-2029	690,000	661,582
				4,734,747
Telecommunications: 0.38%
CommScope LLC144A	6.00	3-1-2026	500,000	497,500
Level 3 Financing, Inc.144A	3.75	7-15-2029	100,000	77,335
Level 3 Financing, Inc.144A	4.50	4-1-2030	200,000	165,831
Level 3 Financing, Inc.144A	10.75	12-15-2030	300,000	334,696
				1,075,362
Consumer, cyclical: 3.13%
Airlines: 0.27%
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	637,695	631,269
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	122,832	125,444
				756,713
Apparel: 0.10%
Crocs, Inc.144A	4.13	8-15-2031	330,000	287,105
Auto manufacturers: 0.94%
Ford Motor Co.	3.25	2-12-2032	485,000	403,376
Ford Motor Co.	6.10	8-19-2032	455,000	452,798
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	173,602
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Ford Motor Credit Co. LLC	5.11%	5-3-2029	$1,175,000	$1,144,407
Hyundai Capital America144A	5.30	3-19-2027	500,000	503,939
				2,678,122
Entertainment: 0.48%
Warnermedia Holdings, Inc.	4.28	3-15-2032	500,000	440,604
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,245,000	925,040
				1,365,644
Leisure time: 0.30%
Sabre Global, Inc.144A	10.75	11-15-2029	844,000	870,706
Lodging: 0.16%
Las Vegas Sands Corp.	6.20	8-15-2034	450,000	452,519
Retail: 0.53%
Kohl’s Corp.	4.63	5-1-2031	665,000	532,071
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	600,000	563,273
Michaels Cos., Inc.144A	7.88	5-1-2029	510,000	309,369
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	105,000	109,780
				1,514,493
Toys/games/hobbies: 0.35%
Mattel, Inc.144A	5.88	12-15-2027	985,000	986,788
Consumer, non-cyclical: 2.49%
Commercial services: 1.17%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	445,000	405,465
GEO Group, Inc.	8.63	4-15-2029	760,000	802,696
GEO Group, Inc.	10.25	4-15-2031	215,000	234,406
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,093,702
Global Payments, Inc.	5.95	8-15-2052	290,000	281,121
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	173,679
Upbound Group, Inc.144A	6.38	2-15-2029	350,000	340,237
				3,331,306
Healthcare-services: 0.82%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	400,000	412,691
Cigna Group	5.60	2-15-2054	700,000	655,593
Elevance Health, Inc.	5.85	11-1-2064	365,000	352,118
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	230,000	219,629
Star Parent, Inc.144A	9.00	10-1-2030	530,000	550,458
UnitedHealth Group, Inc.	5.63	7-15-2054	165,000	160,167
				2,350,656
Pharmaceuticals: 0.50%
AdaptHealth LLC144A	5.13	3-1-2030	450,000	407,771
See accompanying notes to portfolio of investments
4 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
Bausch Health Americas, Inc.144A	8.50%	1-31-2027	$300,000	$246,750
Cencora, Inc.	5.15	2-15-2035	795,000	775,018
				1,429,539
Energy: 2.64%
Energy-alternate sources: 0.12%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	341,090
				341,090
Oil & gas: 1.04%
Apache Corp.	5.10	9-1-2040	150,000	130,710
Apache Corp.	5.25	2-1-2042	655,000	567,903
California Resources Corp.144A	8.25	6-15-2029	270,000	273,793
ConocoPhillips Co.	5.50	1-15-2055	615,000	584,803
ConocoPhillips Co.	5.65	1-15-2065	120,000	113,421
Coterra Energy, Inc.	5.40	2-15-2035	230,000	223,029
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	185,000	188,765
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	185,000	195,174
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	285,000	263,567
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	25,000	25,520
Nabors Industries, Inc.144A	9.13	1-31-2030	400,000	406,785
				2,973,470
Oil & gas services: 0.22%
Bristow Group, Inc.144A	6.88	3-1-2028	340,000	338,226
Oceaneering International, Inc.	6.00	2-1-2028	275,000	271,251
				609,477
Pipelines: 1.26%
Boardwalk Pipelines LP	3.40	2-15-2031	155,000	138,474
Buckeye Partners LP	5.85	11-15-2043	100,000	86,615
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	130,000	136,233
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	235,000	235,097
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	98,825
Prairie Acquiror LP144A	9.00	8-1-2029	740,000	762,372
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	323,216
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	535,000	525,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	495,000	468,700
Venture Global LNG, Inc.144A	8.38	6-1-2031	270,000	281,590
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	510,000	533,228
				3,590,042
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 8.39%
Banks: 2.30%
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43%	8-15-2035	$1,000,000	$973,316
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	345,000	346,923
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	550,000	531,061
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	475,000	463,673
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	530,000	519,487
Morgan Stanley (U.S. SOFR+1.29%)±##	2.94	1-21-2033	1,965,000	1,683,549
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	710,000	684,238
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	300,000	328,057
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	955,000	1,015,143
				6,545,447
Diversified financial services: 1.34%
Aircastle Ltd.144A	5.95	2-15-2029	655,000	668,628
Charles Schwab Corp. (U.S. SOFR+2.01%)±##	6.14	8-24-2034	1,215,000	1,275,656
Computershare U.S., Inc.	1.13	10-7-2031	1,250,000	1,091,470
PRA Group, Inc.144A	5.00	10-1-2029	865,000	791,245
				3,826,999
Insurance: 1.68%
BroadStreet Partners, Inc.144A	5.88	4-15-2029	350,000	338,619
CNO Financial Group, Inc.	6.45	6-15-2034	1,135,000	1,172,615
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	260,000	215,807
MetLife, Inc.##	6.40	12-15-2036	1,570,000	1,600,329
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	170,000	157,200
Pine Street Trust III144A	6.22	5-15-2054	650,000	655,918
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	355,000	315,806
Reinsurance Group of America, Inc.	6.00	9-15-2033	330,000	339,160
				4,795,454
Investment Companies: 0.59%
Ares Capital Corp.	2.88	6-15-2028	500,000	460,895
Blue Owl Capital Corp.	2.63	1-15-2027	1,310,000	1,237,153
				1,698,048
REITS: 2.48%
Brandywine Operating Partnership LP	8.30	3-15-2028	555,000	586,376
EPR Properties	3.75	8-15-2029	655,000	606,825
Essential Properties LP	2.95	7-15-2031	910,000	774,706
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	660,000	603,678
Iron Mountain, Inc.144A	4.50	2-15-2031	520,000	475,389
Mid-America Apartments LP	4.95	3-1-2035	720,000	693,819
Omega Healthcare Investors, Inc.	3.63	10-1-2029	575,000	530,357
Piedmont Operating Partnership LP	9.25	7-20-2028	590,000	647,361
See accompanying notes to portfolio of investments
6 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Realty Income Corp.##	5.13%	7-6-2034	$1,250,000	$1,425,610
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	900,000	720,427
				7,064,548
Industrial: 1.02%
Aerospace/defense: 0.16%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	415,000	459,242
Building materials: 0.27%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	550,000	527,040
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	300,000	263,842
				790,882
Engineering & construction: 0.41%
MasTec, Inc.144A	4.50	8-15-2028	1,200,000	1,163,401
Trucking & leasing: 0.18%
GATX Corp.	4.00	6-30-2030	535,000	506,458
Technology: 1.36%
Computers: 0.31%
Kyndryl Holdings, Inc.	4.10	10-15-2041	1,100,000	871,247
Semiconductors: 0.24%
Entegris, Inc.144A	4.75	4-15-2029	500,000	478,754
Intel Corp.	5.60	2-21-2054	250,000	219,233
				697,987
Software: 0.81%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	630,000	598,718
Cloud Software Group, Inc.144A	8.25	6-30-2032	400,000	412,220
Cloud Software Group, Inc.144A	9.00	9-30-2029	300,000	304,588
Oracle Corp.	4.10	3-25-2061	1,390,000	997,882
				2,313,408
Utilities: 1.93%
Electric: 1.93%
Black Hills Corp.	6.00	1-15-2035	270,000	278,414
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	500,000	508,332
Duke Energy Corp.	3.10	6-15-2028	610,000	633,219
Duke Energy Corp.	3.85	6-15-2034	400,000	414,985
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	470,000	488,943
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	475,000	474,864
Eversource Energy	5.95	7-15-2034	650,000	665,897
Oglethorpe Power Corp.	4.25	4-1-2046	525,000	407,812
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63%	4-1-2055		$1,210,000	$1,208,199
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		430,000	421,375
					5,502,040
Total corporate bonds and notes (Cost $71,790,753)					71,196,578
Foreign corporate bonds and notes: 18.79%
Basic materials: 0.23%
Mining: 0.23%
Anglo American Capital PLC	4.75	9-21-2032	EUR	600,000	665,894
Communications: 3.82%
Internet: 0.62%
Engineering - Ingegneria Informatica - SpA	5.88	9-30-2026	EUR	830,000	855,456
United Group BV144A	6.50	10-31-2031	EUR	850,000	896,651
					1,752,107
Media: 0.40%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	542,948	465,959
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	710,000	669,195
					1,135,154
Telecommunications: 2.80%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	500,000	668,201
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	527,916
Eutelsat SA	1.50	10-13-2028	EUR	500,000	384,559
Koninklijke KPN NV	3.88	7-3-2031	EUR	800,000	863,561
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	1,060,000	1,098,001
Optics Bidco SpA	1.63	1-18-2029	EUR	670,000	641,100
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	575,000	558,820
Telecom Italia SpA	1.63	1-18-2029	EUR	330,000	320,238
Telefonica Emisiones SA	4.18	11-21-2033	EUR	1,000,000	1,081,158
Vmed O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	660,000	696,519
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	440,000	430,134
Zegona Finance PLC144A	6.75	7-15-2029	EUR	655,000	721,972
					7,992,179
Consumer, cyclical: 2.37%
Apparel: 0.36%
Kering SA	3.38	2-27-2033	EUR	1,000,000	1,019,452
Auto manufacturers: 0.28%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	800,000	796,809
Entertainment: 1.10%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	540,000	547,097
See accompanying notes to portfolio of investments
8 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Entertainment(continued)
Cirsa Finance International Sarl144A	10.38%	11-30-2027	EUR	675,000	$737,783
Universal Music Group NV	4.00	6-13-2031	EUR	1,720,000	1,856,571
					3,141,451
Leisure time: 0.36%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	500,000	664,254
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	359,000	377,463
					1,041,717
Lodging: 0.27%
AccorInvest Group SA	6.38	10-15-2029	EUR	700,000	762,740
Consumer, non-cyclical: 2.93%
Agriculture: 0.26%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	743,130
Biotechnology: 0.29%
Cidron Aida Finco Sarl	5.00	4-1-2028	EUR	800,000	813,763
Commercial services: 1.42%
Amber Finco PLC	6.63	7-15-2029	EUR	700,000	766,063
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,100,000	1,162,194
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	750,000	818,059
Verisure Holding AB	5.50	5-15-2030	EUR	213,000	229,429
Verisure Holding AB144A	9.25	10-15-2027	EUR	140,000	152,089
Worldline SA	4.13	9-12-2028	EUR	900,000	919,412
					4,047,246
Food: 0.40%
Iceland Bondco PLC144A	4.38	5-15-2028	GBP	1,000,000	1,147,560
Healthcare-services: 0.31%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-14-2028	EUR	800,000	871,121
Pharmaceuticals: 0.25%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	700,000	720,302
Energy: 1.04%
Oil & gas: 0.62%
Aker BP ASA	1.13	5-12-2029	EUR	750,000	708,981
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	1,100,000	1,060,074
					1,769,055
Oil & gas services: 0.42%
OEG Finance PLC	7.25	9-27-2029	EUR	1,100,000	1,189,644
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 4.68%
Banks: 2.80%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	1,400,000	$1,429,524
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	500,000	556,215
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	800,000	856,772
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	800,000	887,713
Commerzbank AG (3 Month EURIBOR+2.10%)±	4.63	1-17-2031	EUR	1,000,000	1,087,930
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,400,000	1,542,632
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	455,774
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	400,000	378,236
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	700,000	783,799
					7,978,595
Diversified financial services: 0.14%
Sherwood Financing PLC	4.50	11-15-2026	EUR	395,000	407,626
Insurance: 0.89%
AXA SA	3.63	1-10-2033	EUR	1,200,000	1,297,292
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	600,000	668,261
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	600,000	565,713
					2,531,266
Real estate: 0.69%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	500,000	516,328
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,470,000	1,462,038
					1,978,366
REITS: 0.16%
Unibail-Rodamco-Westfield SE (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	400,000	453,035
Government securities: 0.32%
Multi-national: 0.32%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	213,183
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	820,000	708,407
					921,590
Industrial: 0.61%
Engineering & construction: 0.56%
Bouygues SA	4.63	6-7-2032	EUR	1,000,000	1,119,531
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	467,125
					1,586,656
See accompanying notes to portfolio of investments
10 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Machinery-diversified: 0.05%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.43%	7-15-2029	EUR	160,000	$160,433
Technology: 0.60%
Computers: 0.60%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	358,000	377,324
Teleperformance SE	5.75	11-22-2031	EUR	1,200,000	1,328,552
					1,705,876
Utilities: 2.19%
Electric: 1.40%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.86%)ʊ±	7.50	12-31-2029	EUR	1,200,000	1,371,881
Enel Finance International NVøø	0.75	6-17-2030	EUR	750,000	685,339
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	320,000	346,865
Engie SA	2.13	3-30-2032	EUR	1,000,000	960,323
RWE AG	2.75	5-24-2030	EUR	600,000	611,840
					3,976,248
Gas: 0.52%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,000,000	964,024
Snam SpA	0.63	6-30-2031	EUR	590,000	517,599
					1,481,623
Water: 0.27%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	726,000	771,937
Total foreign corporate bonds and notes (Cost $55,182,107)					53,562,575
Foreign government bonds: 11.19%
Australia: 0.97%
Australia##	2.75	11-21-2028	AUD	4,675,000	2,777,385
Brazil: 1.11%
Brazil##	10.00	1-1-2027	BRL	19,750,000	2,900,420
Brazil##	10.00	1-1-2029	BRL	2,000,000	272,162
					3,172,582
Indonesia: 0.77%
Indonesia##	6.50	6-15-2025	IDR	13,500,000,000	837,084
Indonesia##	6.88	4-15-2029	IDR	22,000,000,000	1,359,107
					2,196,191
Malaysia: 1.46%
Malaysia##	3.88	3-14-2025	MYR	18,555,000	4,154,598
South Africa: 1.59%
Republic of South Africa##	8.00	1-31-2030	ZAR	89,000,000	4,517,382
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 5.29%
U.K. Gilts##	3.25%	1-31-2033	GBP	9,595,000	$11,002,287
U.K. Gilts##	4.13	7-22-2029	GBP	3,290,000	4,079,256
					15,081,543
Total foreign government bonds (Cost $33,838,585)					31,899,681

	Shares
Investment companies: 1.87%
Exchange-traded funds: 1.87%
SPDR Portfolio High Yield Bond ETF	181,588	4,261,870
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,067,682
Total investment companies (Cost $5,513,577)		5,329,552

			Principal
Loans: 0.63%
Communications: 0.05%
Media: 0.05%
Directv Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.85	8-2-2027	$143,466	143,714
Consumer, cyclical: 0.42%
Airlines: 0.07%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.63	4-20-2028	186,200	190,918
Auto parts & equipment: 0.11%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	323,325	302,849
Housewares: 0.09%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.11	10-30-2029	266,625	267,910
Retail: 0.15%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	450,000	436,266
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.72	1-31-2028	375,000	365,359
Technology: 0.03%
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.61	11-28-2028	79,598	80,096
Total loans (Cost $1,786,214)				1,787,112
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E	6.05	1-1-2029	30,000	30,233
Total municipal obligations (Cost $30,620)				30,233
See accompanying notes to portfolio of investments
12 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 3.35%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75%	10-25-2061	$773,480	$725,913
BX Trust Series 2019-OC11 Class D144A±±	3.94	12-9-2041	500,000	454,735
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.41	10-15-2036	550,000	548,453
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	714,341
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	382,825
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	350,683	349,190
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.53	1-25-2030	164,215	160,694
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	519,589
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	1,130,000	925,390
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	409,023	321,242
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	874,362
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	64,324	59,403
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	1,048,612
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	7,252	7,211
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	513,510
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	665,162	571,014
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	65,542	58,260
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	943,610	824,034
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	260,491	243,458
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	275,190	261,982
Total non-agency mortgage-backed securities (Cost $10,575,454)				9,564,218

	Expiration date	Shares
Rights: 0.00%
Utilities: 0.00%
Independent power and renewable electricity producers: 0.00%
Vistra Energy Corp.♦†	1-13-2025	152	220
Total rights (Cost $0)			220

		Maturity date	Principal
U.S. Treasury securities: 10.94%
U.S. Treasury Bonds##	2.25	2-15-2052	$1,325,000	803,268
U.S. Treasury Bonds##	3.00	2-15-2049	135,000	98,218
U.S. Treasury Bonds##	4.25	8-15-2054	1,375,000	1,255,651
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds##	4.63%	11-15-2044	$955,000	$925,978
U.S. Treasury Bonds##	4.63	5-15-2054	2,590,000	2,516,438
U.S. Treasury Notes##	3.50	9-30-2026	9,180,000	9,064,369
U.S. Treasury Notes##	4.13	10-31-2026	7,760,000	7,742,336
U.S. Treasury Notes##	4.13	11-30-2029	420,000	415,228
U.S. Treasury Notes##	4.13	11-30-2031	590,000	577,403
U.S. Treasury Notes##	4.25	11-15-2034	3,885,000	3,783,744
U.S. Treasury Notes##	4.63	6-30-2026	3,985,000	4,006,340
Total U.S. Treasury securities (Cost $31,827,398)				31,188,973

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA♦‡†	4-27-2029	128,399	67
Total warrants (Cost $0)			67

		Maturity date	Principal
Yankee corporate bonds and notes: 9.37%
Basic materials: 0.19%
Chemicals: 0.19%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$600,000	552,999
Consumer, cyclical: 0.14%
Airlines: 0.14%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	395,000	397,481
Consumer, non-cyclical: 0.43%
Beverages: 0.33%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	946,507
Pharmaceuticals: 0.10%
Bausch Health Cos., Inc.144A	6.13	2-1-2027	300,000	272,250
Energy: 1.47%
Oil & gas: 0.99%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	667,317	664,074
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	425,000	404,975
Eni SpA144A	5.95	5-15-2054	1,000,000	960,075
TotalEnergies Capital SA	5.43	9-10-2064	605,000	561,107
Woodside Finance Ltd.	5.70	9-12-2054	250,000	233,220
				2,823,451
See accompanying notes to portfolio of investments
14 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.48%
Enbridge, Inc.	5.95%	4-5-2054	$120,000	$118,605
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,310,000	1,266,421
				1,385,026
Financial: 5.72%
Banks: 4.86%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	500,000	489,500
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	1,100,000	1,097,455
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	596,848
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	145,000	151,813
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	500,000	504,747
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	500,000	473,864
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	850,000	868,934
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	1,310,000	1,336,396
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,300,000	1,281,047
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,300,000	1,325,375
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	700,000	701,865
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	950,000	812,264
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	1,560,000	1,342,094
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	1,250,000	1,243,250
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	1,250,000	1,258,178
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	400,000	380,966
				13,864,596
Diversified financial services: 0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	900,000	926,256
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	375,000	376,870
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	600,000	617,360
Unifin Financiera SAB de CV144A	9.88	1-28-2029	600,000	34,800
				1,955,286
Insurance: 0.17%
Intact Financial Corp.144A	5.46	9-22-2032	490,000	489,018
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government securities: 0.08%
Multi-national: 0.08%
African Export-Import Bank144A	3.80%	5-17-2031	$260,000	$226,192
Industrial: 0.40%
Engineering & construction: 0.07%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	185,000	191,257
Machinery-diversified: 0.16%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	449,671
Trucking & leasing: 0.17%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	500,000	503,142
Technology: 0.55%
Semiconductors: 0.55%
Renesas Electronics Corp.144A	2.17	11-25-2026	500,000	473,609
SK Hynix, Inc.144A	5.50	1-16-2027	1,080,000	1,088,559
				1,562,168
Utilities: 0.39%
Electric: 0.39%
Comision Federal de Electricidad144A	3.35	2-9-2031	260,000	215,427
Comision Federal de Electricidad144A	3.88	7-26-2033	1,100,000	886,723
				1,102,150
Total yankee corporate bonds and notes (Cost $27,481,695)				26,721,194
Yankee government bonds: 3.36%
Argentina: 0.21%
Provincia de Cordoba144Aøø##	6.88	12-10-2025	84,826	83,389
Provincia de Cordoba144Aøø##	6.88	2-1-2029	557,619	515,407
				598,796
Benin: 0.43%
Benin144A##	7.96	2-13-2038	1,300,000	1,225,562
Colombia: 0.37%
Colombia##	7.50	2-2-2034	550,000	540,925
Colombia##	8.00	11-14-2035	500,000	502,750
				1,043,675
Dominican Republic: 0.45%
Dominican Republic144A##	4.50	1-30-2030	550,000	502,975
Dominican Republic144A##	4.88	9-23-2032	200,000	178,400
Dominican Republic144A##	5.50	2-22-2029	200,000	193,400
Dominican Republic144A##	7.05	2-3-2031	400,000	409,600
				1,284,375
Israel: 0.18%
Israel##	5.75	3-12-2054	565,000	516,658
See accompanying notes to portfolio of investments
16 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ivory Coast: 0.30%
Ivory Coast144A##	8.25%	1-30-2037	$880,000	$854,744
Mexico: 0.27%
Mexico##	6.35	2-9-2035	800,000	781,399
Oman: 0.11%
Oman144A##	6.25	1-25-2031	300,000	307,935
Panama: 0.58%
Panama##	2.25	9-29-2032	1,350,000	942,555
Panama##	4.50	1-19-2063	1,200,000	701,991
				1,644,546
Peru: 0.35%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	1,000,000	1,011,460
Romania: 0.11%
Romanian144A##	5.75	3-24-2035	175,000	156,148
Romanian144A##	6.38	1-30-2034	155,000	148,324
				304,472
Total yankee government bonds (Cost $9,789,671)				9,573,622

	Yield	Shares
Short-term investments: 6.13%
Investment companies: 3.60%
Allspring Government Money Market Fund Select Class♠∞##	4.42	10,258,310	10,258,310

				Principal
U.S. Treasury securities: 2.53%
U.S. Treasury Bills☼		4.06	2-13-2025	$7,250,000	7,214,144
Total short-term investments (Cost $17,472,552)					17,472,454
Total investments in securities (Cost $376,577,545)	129.35%				368,762,524
Other assets and liabilities, net	(29.35)				(83,682,637)
Total net assets	100.00%				$285,079,887

See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,122,046	$53,574,843	$(58,438,579)	$0	$0	$10,258,310	10,258,310	$112,118
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
JPY	48,000,000	USD	339,010	Citibank N.A.	1-6-2025	$0	$(33,948)
USD	313,959	JPY	48,000,000	Citibank N.A.	1-6-2025	8,897	0
USD	2,857,201	AUD	4,485,000	Morgan Stanley, Inc.	3-31-2025	80,814	0
USD	1,689,108	BRL	10,600,000	Morgan Stanley, Inc.	3-31-2025	0	(1,856)
USD	1,836,190	BRL	11,485,000	Morgan Stanley, Inc.	3-31-2025	4,045	0
See accompanying notes to portfolio of investments
18 | Allspring Income Plus Fund

Portfolio of investments—December 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	65,028,032	EUR	61,614,000	Citibank N.A.	3-31-2025	$953,625	$0
EUR	350,000	USD	369,456	Citibank N.A.	3-31-2025	0	(5,480)
EUR	4,105,000	USD	4,277,557	Citibank N.A.	3-31-2025	0	(8,633)
EUR	195,000	USD	203,497	Citibank N.A.	3-31-2025	0	(710)
USD	18,288,148	GBP	14,423,000	Citibank N.A.	3-31-2025	243,926	0
GBP	150,000	USD	190,227	Citibank N.A.	3-31-2025	0	(2,566)
USD	2,209,242	ZAR	40,470,000	Morgan Stanley, Inc.	3-31-2025	81,731	0
USD	4,188,628	MYR	18,675,000	Morgan Stanley, Inc.	4-2-2025	0	(1,261)
						$1,373,038	$(54,454)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	147	3-31-2025	$30,235,162	$30,224,578	$0	$(10,584)
5-Year U.S. Treasury Notes	260	3-31-2025	28,030,713	27,639,219	0	(391,494)
Short
10-Year Euro BUND Index	(43)	3-6-2025	(6,072,286)	(5,943,623)	128,663	0
2-Year Euro SCHATZ	(41)	3-6-2025	(4,555,893)	(4,543,636)	12,257	0
5-Year Euro-BOBL Futures	(272)	3-6-2025	(33,495,228)	(33,207,187)	288,041	0
Ultra 10-Year U.S. Treasury Notes	(279)	3-20-2025	(31,709,156)	(31,056,187)	652,969	0
Ultra Long Term U.S. Treasury Bond	(12)	3-20-2025	(1,495,120)	(1,426,875)	68,245	0
					$1,150,175	$(402,078)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	2,400,000	$195,692	$172,812	$22,880	$0
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	7,500,000	623,686	674,304	0	(50,618)
Sell Protection
Markit CDX Emerging Markets Index S42	1.00	Quarterly	12-20-2029	USD	1,000,000	(30,972)	(27,717)	0	(3,255)
								$22,880	$(53,873)
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 19

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
20 | Allspring Income Plus Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Income Plus Fund | 21

Notes to portfolio of investments—December 31, 2024 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Income Plus Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$85,666,085	$0	$85,666,085
Asset-backed securities	0	24,234,681	233,309	24,467,990
Common stocks
Consumer staples	1,457	0	0	1,457
Energy	0	279,557	0	279,557
Financials	0	0	0	0
Utilities	20,956	0	0	20,956
Corporate bonds and notes	0	71,196,578	0	71,196,578
Foreign corporate bonds and notes	0	53,562,575	0	53,562,575
Foreign government bonds	0	31,899,681	0	31,899,681
Investment companies	5,329,552	0	0	5,329,552
Loans	0	1,787,112	0	1,787,112
Municipal obligations	0	30,233	0	30,233
Non-agency mortgage-backed securities	0	9,564,218	0	9,564,218
Rights
Utilities	0	220	0	220
U.S. Treasury securities	31,188,973	0	0	31,188,973
Warrants
Consumer staples	0	0	67	67
Yankee corporate bonds and notes	0	26,721,194	0	26,721,194
Yankee government bonds	0	9,573,622	0	9,573,622
Short-term investments
Investment companies	10,258,310	0	0	10,258,310
U.S. Treasury securities	7,214,144	0	0	7,214,144
	54,013,392	314,515,756	233,376	368,762,524
Forward foreign currency contracts	0	1,373,038	0	1,373,038
Futures contracts	1,150,175	0	0	1,150,175
Swap contracts	0	22,880	0	22,880
Total assets	$55,163,567	$315,911,674	$233,376	$371,308,617
Liabilities
Forward foreign currency contracts	$0	$54,454	$0	$54,454
Futures contracts	402,078	0	0	402,078
Swap contracts	0	53,873	0	53,873
Total liabilities	$402,078	$108,327	$0	$510,405
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $1,459,000  was segregated as cash collateral for these open futures contracts and $786,059  was segregated as cash collateral for swap contracts.  The Fund also had $4,440,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Income Plus Fund | 23